SHORT-TERM BORROWINGS	12 Months Ended
Mar. 31, 2017
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

12.SHORT-TERM BORROWINGS

	As of March 31,
	2016	2017
Bank borrowings (1)	$53,364	$38,659
Long-term loans due within one year (2)	—	72,640

	$53,364	$111,299

(1)

In June 2015, iKang Online signed a one-year loan framework agreement with an amount no more than $77,543 with Xiamen International Bank, to satisfy the daily operating need of the Group. The annual interest rate is 2.22%. In June 2015, iKang Online borrowed a one-year loan of $13,958 under the framework agreement. In July 2015, iKang Online borrowed a one-year loan of $6,058 under the framework agreement. In August 2015, iKang Online borrowed a one-year loan of $10,861 under the framework agreement. To sum up, iKang Online borrowed $30,877 from Xiamen International Bank in the fiscal year ended March 31, 2016. All such loans were repaid in the fiscal year ended March 31, 2017.

In July 2015, iKang Holding signed a ten-month loan framework agreement with China Merchants Bank to satisfy the daily operating need of the clinics. The annual interest rate is 7.20%. In July 2015, iKang Holding borrowed a ten-month loan of $7,754 under the framework agreement. As of March 31, 2016, the above amount of short-term borrowing remained outstanding, and was subsequently repaid in May 2016.

In September 2015, iKang Holding borrowed a loan of $2,326 from Bank of China to satisfy the daily operating need of the clinics, at the annual interest rate 4.60%. Such loan was repaid in September 2016.

In October 2015, iKang Holding borrowed a loan of $3,102 from Bank of China to satisfy the daily operating need of the clinics, at the annual interest rate 4.60%. Such loan was repaid in December 2016.

In November 2015, iKang Online signed a one-year loan framework agreement with China Minsheng Bank, to satisfy the daily operating need of the Group. The annual interest rate is 4.35%. In November 2015, iKang Online borrowed a one-year loan of $5,273 under the framework agreement. In December 2015, iKang Online borrowed a one-year loan of $2,481 under the framework agreement. To sum up, iKang Online borrowed $7,754 from China Minsheng Bank in the fiscal year ended March 31, 2016. All such borrowings were repaid in the year ended March 31, 2017.

In December 2015, iKang Holding borrowed a one-year loan of $1,551 from Bank of China to satisfy the daily operating need of the clinics. The annual interest rate is 4.35%. Such loan was repaid in December 2016.

In December 2015, iKang Holding signed a two-year loan framework agreement with China Merchants Bank to satisfy the daily operating need of the clinics, among which $218 and $5,957 were repaid in June and December 2016 respectively. The annual interest rate is 4.75%. In June 2016, iKang Holding borrowed an eighteen-month loan of $3,632 under the framework agreement, among which $73 and $73 were repaid in December 2016 and March 2017 respectively. The annual interest rate is 4.75%. In September 2016, iKang Holding signed a fifteen-month loan $2,179 of framework agreement with China Merchants Bank to satisfy the daily operating need of the clinics. The annual interest rate is 4.75%. As of March 31, 2017, the above amount of short-term borrowing remained outstanding, which amounted to $11,056.

In June 2016, iKang Online borrowed a one-year loan of $2,906 from Industrial and Commercial bank of China to satisfy the daily operating need of the Group. The annual interest rate is 4.35%. In November 2016, iKang Online borrowed a six-month loan of $2,905 from Industrial and Commercial Bank of China to repay other loans. The annual interest rate is 4.35%. As of March 31, 2017, the above amount of short-term borrowing remained outstanding, which amounted to $5,811.

In December 2016, iKang Holding borrowed a one-year loan of $7,263 from HSBC to satisfy the daily operating need of the clinics, among which $2,905 was repaid in March 2017. The annual interest rate is 4.13%. As of March 31, 2017, the above amount of short-term borrowing remained outstanding, which amounted to $4,358.

In December 2016, iKang Holding borrowed a one-year loan of $14,528 from Xingye Bank to satisfy the daily operating need of the clinics. The annual interest rate is 4.35%. As of March 31, 2017, the above amount of short-term borrowing remained outstanding.

In March 2017, iKang Renren borrowed a one-year loan of $2,906 from Bank of China to satisfy the daily operating need of the clinics. The annual interest rate is 4.35%. As of March 31, 2017, the above amount of short-term borrowing remained outstanding.

As the Group has considerable cash and cash equivalents denominated in U.S. dollars in overseas accounts, the Group from time to time enters into “Pledge Overseas and Borrow Locally” transactions with banks to meet its RMB funding needs, which is primarily to purchase property and equipment with cash within China.

The parties to the transaction are typically one of the Group’s domestic entities, one of the Group’s overseas subsidiaries, and a bank which offers services for both bank accounts onshore and offshore. The principal terms of the arrangement include the interest, the term of the loan which is typically one year, and the requirement of collateral in the form of a fixed deposit. Under this type of transaction, the Group receives RMB locally, and has a pledged asset in the form of a fixed deposit denominated in U.S. dollars or other currencies with an overseas bank account. The pledged deposit is recognized by an entity within the Group that is domiciled outside of the PRC, while a PRC entity within the Group borrows RMB. Banks which offer both overseas and PRC bank account services provide this type of arrangement to accommodate PRC companies which are in need of RMB in a timely manner. The Group pays interest on the loan as well as certain transaction fees while it earns interest income from the fixed deposit in the overseas account at a rate similar to comparable investments. The Group’s domestic entity repays the RMB loan at the scheduled repayment dates. The restricted cash balance is not released proportionally to loan repayments. In February 2015, the Group started to utilize a new government policy in China for the Group’s currency conversion needs so that the Company can gradually convert and reserve RMB balances to support its future expansion. As a result, the Group has gradually reduced its “Pledge Overseas Borrow Locally” transactions.

Interest expense incurred for the years ended March 31, 2015, 2016 and 2017 was $2,466, $1,734 and $1,725, respectively. The weighted average effective interest rate for the year ended March 31, 2015, 2016 and 2017 was 5.6%, 3.3% and 4.2%, respectively.

(2)

In December 2015, a subsidiary of the Group entered into a series of agreements to issue certain long-term loans to four third-party investors (“bond holders”). Please refer to Note 13. As of March 31, 2017, amount totaling of $72,640 (equivalent to RMB 500,000,000) were reclassified to short-term borrowings.

The carrying values of short-term borrowings approximate their fair values due to short-term maturities.